Property, leasehold improvements and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, leasehold improvements and equipment
Schedule of property, leasehold improvements and equipment

	December 31,
	2023		2022		2021
Net carrying value:
Land (see note 10)	Ps.	1,426,363	Ps.	1,426,363	Ps.	1,709,508
Leasehold improvements		997,063		910,312		857,274
Machinery and equipment		31,231		41,297		53,600
Furniture and office equipment		50,384		50,106		22,786
Transportation equipment		660		38		51
Computer equipment		4,590		6,136		5,857
Construction in progress for leasehold improvements		342,383		131,843		75,220
	Ps.	2,852,674	Ps.	2,566,095	Ps.	2,724,296

													Construction
					Machinery		Furniture						in progress of
			Leasehold		and		and office		Transportation		Computer		leasehold
Cost	Land		improvements		equipment		equipment		equipment		equipment		improvements		Total

Balance as of January 1, 2021	Ps.	1,709,508	Ps.	1,188,966	Ps.	214,725	Ps.	159,969	Ps.	21,655	Ps.	68,451	Ps.	32,200	Ps.	3,395,474
Acquisitions		—		463		208		1,908		—		5,023		114,129		121,731
Disposals		—		—		—		—		(2,393)		—		—		(2,393)

Transfer		—		70,373		53		590		—		—		(71,109)		(93)
Other		—		—		(7,237)		—		(1,003)		(330)		—		(8,570)

Balance as of December 31, 2021		1,709,508		1,259,802		207,749		162,467		18,259		73,144		75,220		3,506,149
Acquisitions		583		10,986		1,473		38,886		—		3,170		182,766		237,864
Disposals		—		—		—		—		—		(45)		—		(45)
Reclassification to improvements (note 10)		(283,728)		—		—		—		—		—		—		(283,728)
Transfers		—		113,155		—		—		—		—		(113,155)		—
Other		—		(1,697)		1,315		—		—		—		(12,988)		(13,370)

Balance as of December 31, 2022		1,426,363		1,382,246		210,537		201,353		18,259		76,269		131,843		3,446,870
Acquisitions		—		1,716		2,283		12,081		668		1,233		300,813		318,794
Disposals		—		—		—		(57)		—		—		—		(57)
Transfers		—		182,626		—		—		—		—		(182,626)		—
Other		—		(7,747)		—		(56)		—		—		92,353		84,550
Balance as of December 31, 2023	Ps.	1,426,363	Ps.	1,558,841	Ps.	212,820	Ps.	213,321	Ps.	18,927	Ps.	77,502	Ps.	342,383	Ps.	3,850,157

											Construction in
					Furniture and						progress of
Accumulated	Leasehold		Machinery and		office		Transportation		Computer		leasehold
Depreciation	improvements		equipment		equipment		equipment		equipment		improvements		Total

Balance as of January 1, 2021	Ps.	(334,137)		(141,858)		(132,029)		(21,368)		(65,613)		—		(695,005)
Depreciation		(68,391)		(19,347)		(7,652)		(64)		(2,027)		—		(97,481)
Disposals		—		7,056		—		2,446		—		—		9,502
Other		—		—		—		778		353		—		1,131

Balance as of December 31, 2021		(402,528)		(154,149)		(139,681)		(18,208)		(67,287)		—		(781,853)
Depreciation		(69,406)		(15,091)		(11,566)		(13)		(2,891)		—		(98,967)
Disposals		—		—		—		—		45		—		45

Balance as of December 31, 2022		(471,934)		(169,240)		(151,247)		(18,221)		(70,133)		—		(880,775)
Depreciation		(89,844)		(12,349)		(11,794)		(46)		(2,824)		—		(116,857)
Other		—		—		60		—		45		—		105
Disposals		—		—		44		—		—		—		44
Balance as of December 31, 2023	Ps.	(561,778)	Ps.	(181,589)	Ps.	(162,937)	Ps.	(18,267)	Ps.	(72,912)	Ps.	—	Ps.	(997,483)